Money Market Funds	Prospectus Supplement

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

Supplement to the Prospectus dated August 28, 2011

March 16, 2012

Dear Investor:

The purpose of this supplement is to describe certain changes to how frequently share transactions are processed by UBS Select Prime Preferred Fund, UBS Select Treasury Preferred Fund and UBS Select Tax-Free Preferred Fund (the “funds”). The changes are intended to improve the speed with which redemption proceeds are transmitted to investors upon the processing of share redemption requests. The changes noted below become effective March 19, 2012.

As a mutual fund, purchase and redemption orders are transacted based upon the net asset value that is next calculated after the funds receive your order. Adding more pricing points throughout the day is intended to enable the funds to process transactions, and initiate the release of redemption proceeds, more rapidly.

These changes may have limited impact on investors holding shares through certain financial intermediaries as those financial intermediaries may place orders to buy or sell fund shares only once per day and/or may not transmit payment wires multiple times during the day.

In addition, we would like to clarify Appendix A to the prospectus, and inform investors that the funds will be closed for business on Friday, April 6, 2012 (Good Friday). That is, the funds will be closed, rather than closing early, on that day. Accordingly, you may not purchase or redeem fund shares on that day.

As a result of these changes, the section of the prospectus captioned “Managing your fund account” beginning on page 21 is hereby revised as follows.

The fifth paragraph in the section sub-headed “Buying shares” on page 21 of the prospectus is hereby deleted and replaced with the following:

The charts below show processing times by which orders received by the fund’s transfer agent will normally be executed. All times shown below represent Eastern time. Financial intermediaries may impose additional guidelines for when orders must be placed.

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For UBS Select Prime Preferred Fund and UBS Select Treasury Preferred Fund:

If a purchase order is received:	The order will normally be executed as of:
By 9:00 a.m.	9:00 a.m.
After 9:00 a.m. and before 10:00 a.m.	10:00 a.m.
After 10:00 a.m. and before 11:00 a.m.	11:00 a.m.
After 11:00 a.m. and before 12:00 (noon)	12:00 (noon)
After 12:00 (noon) and before 1:00 p.m.	1:00 p.m.
After 1:00 p.m. and before 2:00 p.m.	2:00 p.m.
After 2:00 p.m. and before 3:00 p.m.	3:00 p.m.
After 3:00 p.m. and before 4:00 p.m.	4:00 p.m.
After 4:00 p.m. and before 5:00 p.m.	5:00 p.m.

For UBS Select Tax-Free Preferred Fund:

If a purchase order is received:	The order will normally be executed as of:
By 9:00 a.m.	9:00 a.m.
After 9:00 a.m. and before 10:00 a.m.	10:00 a.m.
After 10:00 a.m. and before 11:00 a.m.	11:00 a.m.
After 11:00 a.m. and before 12:00 (noon)	12:00 (noon)
After 12:00 (noon) and before 2:00 p.m.	2:00 p.m.

UBS Select Tax-Free Preferred Fund does not accept purchase orders received after 2:00 p.m. (Eastern time).

The fourth paragraph in the section sub-headed “Buying shares” on page 26 of the prospectus is hereby deleted and replaced with the following:

The charts below show processing times by which orders received by the fund’s transfer agent will normally be executed. All times shown below represent Eastern time.

For UBS Select Prime Preferred Fund and UBS Select Treasury Preferred Fund:

If a purchase order is received:	The order will normally be executed as of:
By 9:00 a.m.	9:00 a.m.
After 9:00 a.m. and before 10:00 a.m.	10:00 a.m.
After 10:00 a.m. and before 11:00 a.m.	11:00 a.m.
After 11:00 a.m. and before 12:00 (noon)	12:00 (noon)
After 12:00 (noon) and before 1:00 p.m.	1:00 p.m.
After 1:00 p.m. and before 2:00 p.m.	2:00 p.m.
After 2:00 p.m. and before 3:00 p.m.	3:00 p.m.
After 3:00 p.m. and before 4:00 p.m.	4:00 p.m.
After 4:00 p.m. and before 5:00 p.m.	5:00 p.m.

For UBS Select Tax-Free Preferred Fund:

If a purchase order is received:	The order will normally be executed as of:
By 9:00 a.m.	9:00 a.m.
After 9:00 a.m. and before 10:00 a.m.	10:00 a.m.
After 10:00 a.m. and before 11:00 a.m.	11:00 a.m.
After 11:00 a.m. and before 12:00 (noon)	12:00 (noon)
After 12:00 (noon) and before 2:00 p.m.	2:00 p.m.

UBS Select Tax-Free Preferred Fund does not accept purchase orders received after 2:00 p.m. (Eastern time). Furthermore, orders for UBS Select Tax-Free Preferred Fund received after noon (Eastern time) but before 2:00 p.m. (Eastern time) cannot be entered through UBS Financial Services Inc.’s order entry system, but must be made by a Financial Advisor directly with the fund by calling the fund’s transfer agent at 1-888-547 FUND and speaking with a representative.

The fourth paragraph in the section sub-headed “Selling shares” on page 23 of the prospectus and the fourth paragraph in the section sub-headed “Selling shares” on page 27 of the prospectus are hereby deleted and replaced with the following:

The charts below show processing times by which orders received by the fund’s transfer agent will normally be executed. All times shown below represent Eastern time.

For UBS Select Prime Preferred Fund and UBS Select Treasury Preferred Fund:

If a redemption order is received:	The order will normally be executed as of:
By 9:00 a.m.	9:00 a.m.
After 9:00 a.m. and before 10:00 a.m.	10:00 a.m.
After 10:00 a.m. and before 11:00 a.m.	11:00 a.m.
After 11:00 a.m. and before 12:00 (noon)	12:00 (noon)
After 12:00 (noon) and before 1:00 p.m.	1:00 p.m.
After 1:00 p.m. and before 2:00 p.m.	2:00 p.m.
After 2:00 p.m. and before 3:00 p.m.	3:00 p.m.
After 3:00 p.m. and before 4:00 p.m.	4:00 p.m.
After 4:00 p.m. and before 5:00 p.m.	5:00 p.m.

For UBS Select Tax-Free Preferred Fund:

If a redemption order is received:	The order will normally be executed as of:
By 9:00 a.m.	9:00 a.m.
After 9:00 a.m. and before 10:00 a.m.	10:00 a.m.
After 10:00 a.m. and before 11:00 a.m.	11:00 a.m.
After 11:00 a.m. and before 12:00 (noon)	12:00 (noon)

UBS Select Tax-Free Preferred Fund does not accept redemption orders received after 12:00 (noon) (Eastern time) (and therefore, orders for UBS Select Tax-Free Preferred Fund received after that time will not be in good form).

In the section sub-headed “Pricing and valuation” on page 30 of the prospectus, the second and third paragraphs are hereby deleted and replaced with the following:

The net asset value per share for UBS Select Prime Preferred Fund and UBS Select Treasury Preferred Fund is normally determined nine times each business day, every hour on the hour, beginning at 9:00 a.m. (Eastern time) and concluding at 5:00 p.m. (Eastern time). The net asset value per share for UBS Select Tax-Free Preferred Fund is normally determined five times each business day, at 9:00 a.m. (Eastern time), 10:00 a.m. (Eastern time), 11:00 a.m. (Eastern time), 12:00 noon (Eastern time) and 2:00 p.m. (Eastern time).*

* However, redemption orders for UBS Select Tax-Free Preferred Fund received after noon (Eastern time) will not be in good form, as described above under “Selling shares.”

PLEASE BE SURE TO RETAIN THIS INFORMATION FOR FUTURE REFERENCE.

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